Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Investment [Line Items]
Carrying value of equity investments	$ 14,845	$ 18,462
Non-marketable investments	59,484	33,605	$ 38,173
Investments in equity securities	9,633	278
Gain due to observable price changes	13,104	0
Related party note receivable converted	11,400
Book value of interest in non-publicly traded company sold	5,400
Proceeds from sale of interest in non-publicly traded company	10,500
Gain on sale of interest in non-publicly traded company	5,100
Impairments to non-marketable investments not accounted for under the equity method	0	$ 5,137
Other Income (Expense), Net
Investment [Line Items]
Impairment of equity method investment	$ 6,100
MAQGEN Biotechnology Co., Ltd
Investment [Line Items]
Ownership percentage	40.00%	40.00%
Cost of equity method investments		$ 4,000
Contributions to equity method investments	$ 3,200
Future contribution commitment	4,800
Carrying value of equity investments	$ 5,154	3,285
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.
Investment [Line Items]
Ownership percentage	0.00%
Proceeds from sale of equity-method investee		3,500
Carrying value of equity investments	$ 0	0
Hombrechtikon Systems Engineering AG
Investment [Line Items]
Ownership percentage	19.00%		19.00%
Accounts payable due to related parties	$ 5,300	6,200	$ 9,800
Carrying value of equity investments	378	1,155
Hombrechtikon Systems Engineering AG | Other Income (Expense), Net
Investment [Line Items]
Impairment of equity method investment			$ 8,300
NeuMoDx
Investment [Line Items]
Investments in equity securities	9,300
Predetermined price to acquire remaining shares	234,000
VIE
Investment [Line Items]
Carrying value of equity investments	1,100	1,200
Non-marketable investments	41,000	20,000
HTG Molecular Diagnostics, Inc (HTGM)
Investment [Line Items]
Recognized gain (loss) due to change in fair market value of shares	425	0
Curetis N.V.
Investment [Line Items]
Recognized gain (loss) due to change in fair market value of shares	$ (572)	$ 0
Equity method investment, shares sold (in shares)	116,424
Curetis N.V. | Other Income (Expense), Net
Investment [Line Items]
Recognized gain (loss) on sale of investments	$ 300
ASU 2016-01
Investment [Line Items]
Cumulative effect adjustment				$ 900
Cumulative effect adjustment, pre-tax				$ 1,100